Subsequent Events (Details)															0 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Common Shares		Dec. 31, 2010 Common Shares		Dec. 31, 2010 Special Common Shares		Dec. 31, 2011 Series A Common Shares		Dec. 31, 2010 Series A Common Shares		Jan. 13, 2012 TDS Parent Company Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Share Consolidation After Share Consolidation	Jan. 24, 2012 TDS Parent Company Common Shares Share Consolidation	Jan. 24, 2012 TDS Parent Company Common Shares Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Common Shares Share Consolidation After Share Consolidation	Jan. 24, 2012 TDS Parent Company Special Common Shares Share Consolidation	Jan. 24, 2012 TDS Parent Company Special Common Shares Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Series A Common Shares Share Consolidation	Jan. 24, 2012 TDS Parent Company Series A Common Shares Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Series A Common Shares Share Consolidation After Share Consolidation	Jan. 24, 2012 TDS Parent Company Preferred Shares Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Preferred Shares Share Consolidation After Share Consolidation
Subsequent events
Subsequent event, date															Jan. 13, 2012	Jan. 24, 2012
Subsequent event, description															On January 13, 2012, TDS shareholders approved certain amendments to the Restated Certificate of Incorporation of TDS (“Charter Amendments”).	These approved Charter Amendments were effected on January 24, 2012 at which time each outstanding Special Common Share was reclassified as one Common Share and the Special Common Shares ceased to be outstanding and consequently ceased trading on the New York Stock Exchange under the symbol “TDS.S.”
Share conversion ratio, Common shares																	1.087			1
Share conversion ratio, Series A Common shares																						1.087
Common stock, shares outstanding	108,456,000	[1]	103,936,000	[1]	101,337,000	[1]	49,895,000	[1]	47,531,000	[1]	7,119,000	[1]	6,510,000	[1]				49,980,000	101,340,000		47,012,000		6,549,000	7,119,000
Preferred stock, shares outstanding																									8,300	8,300

[1]	The December 31, 2011 amounts reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.